Share based compensation expenses - Share options issued by Pintec (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2020 $ / shares	May 31, 2019 $ / shares
Share based compensation expenses
Exercise price		$ 0.000125
Options Outstanding
Granted (in shares) | shares	740,000	16,042,500
Additional Information
Share-based compensation expenses			$ 1,824	¥ 11,898	¥ 17,847		¥ 131,260
Intrinsic value of options exercised | ¥				¥ 0
Fair value assumptions
Fair value of the underlying shares on the date of option grants	$ 1.4506									$ 1.2785
Second Share Incentive Plan [Member]
Additional Information
Share based compensation by share based payment arrangement percentage of outstanding stock eligible to be issued as stock options			2.00%	2.00%
Options expiration period			10 years	10 years
Service-based share options
Options Outstanding
Granted (in shares) | shares			4,500,000	4,500,000
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)						$ 0.2018		$ 1.2967
Additional Information
Share-based compensation expenses | ¥				¥ 8,186	(5,333)		94,764
Intrinsic value of options exercised | ¥				2,365	¥ 46,558		¥ 0
Weighted average grant date fair value of options granted						0.2018		1.2967
Service-based share options | Jimu Holdings Limited Formerly Known As Pintec Holdings Limited Member [Member]
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)			$ 0.1599
Additional Information
Unrecognized share-based compensation expenses | ¥				¥ 1,268
Weighted average grant date fair value of options granted			$ 0.1599
Minimum | Service-based share options
Fair value assumptions
Expected volatility			40.61%	40.61%			31.92%
Risk-free interest rate, maximum (per annum)			0.73%	0.73%			2.10%
Expected term (in years)			5 years 6 months	5 years 6 months			3 years 9 months 18 days
Fair value of the underlying shares on the date of option grants						0.07		1.28	$ 0.11
Maximum | Service-based share options
Fair value assumptions
Expected volatility			40.83%	40.83%	38.78%		46.00%
Risk-free interest rate, maximum (per annum)			0.87%	0.87%	1.78%		3.19%
Exercise multiples			2.20%	2.20%	2.20%		2.20%
Expected dividend yield			0.00%	0.00%	0.00%		0.00%
Expected term (in years)			6 years 3 months	6 years 3 months	10 years		10 years
Fair value of the underlying shares on the date of option grants						$ 0.55		$ 1.59	$ 0.18